Financial risk management - Exchange risk management (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial risk management
Percent of revenue (excluding construction revenue) from TUA of international passengers (as a percent)	14.59%	14.81%	16.87%
Appreciation rate of the peso to U.S. Dollar (as a percent)	10.00%
Projected decrease in revenue due to appreciation rate of peso to U.S. dollar	$ 168,680	$ 137,548	$ 116,929
Depreciation of peso to U.S. Dollar (as a percent)	13.11%